Note 17 - Leases: Schedule of Weighted Average Remaining Term And Discount Rate Relating To Operating Leases (Details)	Dec. 31, 2024	Dec. 31, 2023
Details
Operating leases	46 years 3 months 10 days	39 years 6 months
Operating leases	4.39%	4.34%